Health Care Costs Payable (Tables)	12 Months Ended
Dec. 31, 2013
Health Care Costs Payable [Abstract]
Components Of Change In Health Care Costs Payable
The following table shows the components of the change in health care costs payable during 2013, 2012 and 2011:

(Millions)	2013	2012	2011
Health care costs payable, beginning of the period	$2,992.5	$2,675.5	$2,630.9
Less: Reinsurance recoverables	3.8	3.3	1.7
Health care costs payable, beginning of the period, net	2,988.7	2,672.2	2,629.2
Acquisition of businesses	1,440.1	—	89.4
Add: Components of incurred health care costs
Current year	33,344.8	23,875.6	22,047.9
Prior years	(448.8)	(146.7)	(394.4)
Total incurred health care costs	32,896.0	23,728.9	21,653.5
Less: Claims paid
Current year	30,112.7	21,067.7	19,642.9
Prior years	2,608.0	2,344.7	2,057.0
Total claims paid	32,720.7	23,412.4	21,699.9
Disposition of business	(42.3)	—	—
Health care costs payable, end of period, net	4,561.8	2,988.7	2,672.2
Add: Reinsurance recoverables	8.5	3.8	3.3
Health care costs payable, end of the period	$4,570.3	$2,992.5	$2,675.5